RELATED PARTY DISCLOSURES	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
RELATED PARTY DISCLOSURES	27. RELATED PARTY DISCLOSURES
There have been no material changes to the nature of related party transactions as set out in Note 37 to the Consolidated Financial Statements in the 2025
Annual Report, including as a result of the TSB acquisition. The financial position and performance of the Santander UK group were not materially affected in
H1-26 by any related party transactions, or changes to related party transactions, other than as disclosed herein.